Share-Based Payments (Details) - Schedule of Disaggregates the Variable Compensation Payable to BHES - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Disaggregates The Variable Compensation Payable To Bhes Abstract
Performance Period End Date	January 2027
Compensation Cost Incurred To Date	$ 21,777
Remaining Compensation Cost	5,568,000
Total Compensation Cost	$ 27,345,000	$ 2,352	$ 9,312